Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares, issued	35,843,902	35,854,945
Total ordinary and deferred shares	35,872,750	304,011,678
Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	35,843,902	35,854,945
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares	28,847	144,517,898
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares		123,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares	1